PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, net
Property and equipment, gross	$ 6,959	$ 4,296
Less: Accumulated depreciation	(3,957)	(2,504)
Property and equipment, net	3,002	1,792
Depreciation expense	1,361	1,031	846
Leasehold improvements
Property and equipment, net
Property and equipment, gross	3,043	1,663
Furniture, fixtures and office equipment
Property and equipment, net
Property and equipment, gross	1,817	1,183
Software and IT equipment
Property and equipment, net
Property and equipment, gross	$ 2,099	$ 1,450